CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive income (loss) [Member]	Retained earnings [Member]	Treasury shares [Member]	Total
Balance as of at Dec. 31, 2022	$ 398	$ 515,280	$ (582)	$ 69,040	$ (1,002)	$ 583,134
Balance as of (shares) at Dec. 31, 2022	46,172,393
Stock-based compensation	$ 0	17,118	0	0	0	17,118
Exercise of stock-based compensation	$ 15	2,418	0	0	0	2,433
Exercise of stock-based compensation (shares)	1,818,951
Other comprehensive income (loss)	$ 0	0	499	0	0	499
Net income (loss)	0	0	0	114,963	0	114,963
Balance as of at Dec. 31, 2023	$ 413	534,816	(83)	184,003	(1,002)	718,147
Balance as of (shares) at Dec. 31, 2023	47,991,344
Issuance of shares related to acquisitions - Vidazoo	$ 3	10,548	0	0	0	10,551
Issuance of shares related to acquisitions - Vidazoo (Shares)	416,596
Repurchase of shares for retirement	$ (38)	(46,882)	0	0	0	(46,920)
Repurchase of shares for retirement (Shares)	(5,200,000)
Stock-based compensation	$ 0	28,133	0	0	0	28,133
Exercise of stock-based compensation	$ 13	534	0	0	0	547
Exercise of stock-based compensation (shares)	1,617,113
Other comprehensive income (loss)	$ 0	0	(132)	0	0	(132)
Net income (loss)	0	0	0	12,614	0	12,614
Balance as of at Dec. 31, 2024	$ 391	527,149	(215)	196,617	(1,002)	$ 722,940
Balance as of (shares) at Dec. 31, 2024	44,825,053					44,825,053
Repurchase of shares for retirement	$ (66)	(71,146)	0	0	0	$ (71,212)
Repurchase of shares for retirement (Shares)	(7,668,472)
Stock-based compensation	$ 0	31,117	0	0	0	31,117
Exercise of stock options and vesting of restricted stock units	$ 16	596	0	0	0	612
Exercise of stock options and vesting of restricted stock units (Shares)	1,868,383
Other comprehensive income (loss)	$ 0	0	482	0	0	482
Net income (loss)	0	0	0	(7,933)	0	(7,933)
Balance as of at Dec. 31, 2025	$ 341	$ 487,716	$ 267	$ 188,684	$ (1,002)	$ 676,006
Balance as of (shares) at Dec. 31, 2025	39,024,964					39,024,964